STOCK PURCHASE WARRANTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Note 6 - STOCK PURCHASE WARRANTS

Common Stock Warrants

The following is a summary of all common stock warrant activity through June 30, 2012:

	Number of Shares	Exercise Price	Weighted Average
	Under Warrants	Per Share	Exercise Price

Warrants issued and exercisable at December 31, 2010	638,217	$0.95- $2.00	$1.11
Warrants Granted	4,238,764	$0.83 - $1.33	$1.23
Warrants Expired	(41,250)	$2.00	$2.00

Warrants issued and exercisable at December 31, 2011	4,843,531	$0.95 - $2.00	$1.21
Warrants Granted	377,500	$0.50 - 0.83	0.59
Warrants Expired	(37,500)	$2.00	$2.00
Warrants issued and exercisable at June 30, 2012	5,183,531	$0.50 - $2.00	$1.16

During the quarter ended June 30, 2012, the Company issued an aggregate of 100,000 common stock warrants to non-employees for consulting services. The fair value of the warrants, determined using a Black-Scholes option model, was approximately $46,000 and is included in professional fees in the accompanying condensed consolidated statements of operations for the three and six months ended June 30, 2012.

In June 2012, the Company exchanged 277,500 common stock options for 277,500 common stock warrants with the same terms resulting in no incremental fair value to be recorded by the Company.

The following represents additional information related to common stock warrants outstanding and exercisable at June 30, 2012:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.50	277,500	1.80	$0.50
$0.83	961,028	3.56	$0.83
$0.95	86,250	0.69	$0.95
$1.00	426,417	1.85	$1.00
$1.33	3,432,336	3.01	$1.33
	5,183,531	2.81	$1.16

The Company used the Black-Scholes option price calculation to value the warrants granted in 2012 using the following weighted average assumptions: risk-free rate of 2.42%, volatility of 77.04%, and actual term and exercise price of warrants granted. See Note 1, Summary of Significant Accounting Policies, “Accounting for Share Based Payments.”